Dividend per common share	12 Months Ended
Dec. 31, 2018
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Dividend per common share

20 Dividend per common share

Final dividend 2018

At the Annual General Meeting of Shareholders on May 17, 2019, the Supervisory Board will, absent unforeseen circumstances, propose a final dividend for the year 2018 of EUR 0.15 per common share. After taking into account the interim dividend 2018 of EUR 0.14 per common share, this will result in a total 2018 dividend of EUR 0.29 per common share. With respect to the common shares B, each of which has financial rights attached to it of 1/40th of a common share, the proposed final dividend will be EUR 0.00375. After taking the interim dividend 2018 of EUR 0.0035 per common share B into account, this will result in a total 2018 dividend of EUR 0.00725 per common share B.

Interim dividend 2018

The interim dividend 2018 was paid in cash or stock at the election of the shareholder. Approximately 56% of holders of common shares elected to receive the cash dividend. The remaining 44% have opted for stock dividend. The cash dividend amounted to EUR 0.14 per common share, the stock dividend amounted to one new Aegon common share for every 37 common shares held. The stock dividend and cash dividend are approximately equal in value. The interim dividend was payable as of September 21, 2018. The interim dividend 2018 for common shares B amounted to 1/40th of the dividend paid on common shares.

To neutralize the dilutive effect of the 2018 interim dividend paid in shares, Aegon executed a program to repurchase 24,133,950 common shares. Between October 1, 2018, and November 9, 2018, these common shares were repurchased at an average price of EUR 5.43 per share. These shares will be held as treasury shares and will be used to cover future stock dividends.

Final dividend 2017

The Annual General Meeting of Shareholders on May 18, 2018, approved a final dividend over the year 2017 of EUR 0.14 per common share payable in either cash or stock, related to the second half of 2017. Approximately 58% of holders of common shares elected to receive the cash dividend. The remaining 42% have opted for stock dividend. The final dividend was payable as of June 22, 2018. The stock dividend amounted to one new Aegon common share for every 39 common shares held. The stock dividend and cash dividend are approximately equal.

To neutralize the dilutive effect of the 2017 final dividend paid in shares, Aegon executed a program to repurchase 21,954,140 common shares. Between July 2, 2018, and August 10, 2018, these common shares were repurchased at an average price of EUR 5.34 per share. These shares will be held as treasury shares and will be used to cover future stock dividends.

Interim dividend 2017

The interim dividend 2017 was paid in cash or stock at the election of the shareholder. Approximately 57% of holders of common shares elected to receive the cash dividend. The remaining 43% have opted for stock dividend. The cash dividend amounted to EUR 0.13 per common share, the stock dividend amounted to one new Aegon common share for every 36 common shares held. The stock dividend and cash dividend are approximately equal in value. The interim dividend was payable as of September 15, 2017. The interim dividend 2017 for common shares B amounted to 1/40th of the dividend paid on common shares.

To neutralize the dilutive effect of the 2016 final and 2017 interim dividend paid in shares, Aegon executed a program to repurchase 51,864,626 common shares. Between October 2, 2017, and December 15, 2017, these common shares were repurchased at an average price of EUR 5.0950 per share. These shares will be held as treasury shares and will be used to cover future stock dividends.

Final dividend 2016

The Annual General Meeting of Shareholders on May 19, 2017, approved a final dividend over 2016 of EUR 0.13 per common share payable in either cash or stock, related to the second half of 2016. Approximately 54% of holders of common shares elected to receive the cash dividend. The remaining 46% have opted for stock dividend. The final dividend was payable as of June 23, 2017. The stock dividend amounted to one new Aegon common share for every 35 common shares held. The stock dividend and cash dividend are approximately equal in value. Dividend paid on common shares B amounted to 1/40th of the dividend paid on common shares.

Interim dividend 2016

The interim dividend 2016 was paid in cash or stock at the election of the shareholder. Approximately 58% of holders of common shares elected to receive the cash dividend. The remaining 42% have opted for stock dividend. The cash dividend amounted to EUR 0.13 per common share, the stock dividend amounted to one new Aegon common share for every 28 common shares held. The stock dividend and cash dividend are approximately equal in value. The interim dividend was payable as of September 16, 2016. The interim dividend 2016 for common shares B amounted to 1/40th of the dividend paid on common shares.

To neutralize the dilutive effect of the 2016 interim dividend paid in shares, Aegon executed a program to repurchase 30,765,224 common shares. Between October 3, 2016, and November 11, 2016, these common shares were repurchased at an average price of EUR 3.8406 per share. These shares will be held as treasury shares and will be used to cover future stock dividends.